SIGNIFICANT ACCOUNTING POLICIES -Disclosure of detailed information about amortization calculated on straight-line basis over the useful life of intangible assets (Details)	12 Months Ended
Dec. 31, 2021
Cultivations and processing license [Member] | Bottom of range [Member]
Disclosure of detailed information about intangible assets [line items]
Amortization rate	6.00%
Cultivations and processing license [Member] | Top of range [Member]
Disclosure of detailed information about intangible assets [line items]
Amortization rate	19.00%
Customer relationships [Member] | Bottom of range [Member]
Disclosure of detailed information about intangible assets [line items]
Amortization rate	5.00%
Customer relationships [Member] | Top of range [Member]
Disclosure of detailed information about intangible assets [line items]
Amortization rate	19.00%
Brand [Member]
Disclosure of detailed information about intangible assets [line items]
Amortization rate	9.00%
Other intangibles [Member] | Bottom of range [Member]
Disclosure of detailed information about intangible assets [line items]
Amortization rate	3.00%
Other intangibles [Member] | Top of range [Member]
Disclosure of detailed information about intangible assets [line items]
Amortization rate	9.00%